Share Option Plan (Share-based Compensation of the Company, Restricted Share Units Activity) (Narrative) (Details) (CNY)	12 Months Ended						11 Months Ended														11 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member]	Nov. 30, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Nov. 30, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member]	Nov. 30, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member] Maximum [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member] Maximum [Member]	Nov. 30, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member] Maximum [Member]	Nov. 30, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member] Minimum [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member] Minimum [Member]	Nov. 30, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Group [Member] Minimum [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Nov. 30, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Dec. 31, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member] Maximum [Member]	Nov. 30, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member] Maximum [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member] Minimum [Member]	Nov. 30, 2011 The Company [Member] 2008 Equity Compensation Plan [Member] Restricted Share [Member] Employees of Shanda [Member] Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted in period				290,840	1,479,962	3,450,613	290,840	337,462	1,661,989							1,142,500	1,788,624
Award vesting period										4 years	4 years	4 years	2 years	2 years	2 years						4 years	4 years	2 years	2 years
Share-based compensation expense	38,000,000	42,500,000	91,000,000	9,100,000	16,700,000	46,200,000
Fair value at grant date of restricted shares granted to Shanda's employees																		36,500,000	43,100,000	65,000,000
Total intrinsic value of restricted shares vested				29,800,000	23,100,000	55,300,000
Unrecognized compensation cost of restricted share units				31,400,000														19,300,000
Weighted average period, unrecognized compensation cost to be recognized over				1 year 11 months 23 days